Related Party Transactions - Summary of Related Party Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Amounts due to related parties:
Company Affiliates	¥ 97,797	$ 14,179	¥ 6,754
Affiliates	518	75	478
Shareholder Affiliates	0	0	31,600
Total	¥ 98,315	$ 14,254	¥ 38,832